STABLECOIN	6 Months Ended
Sep. 30, 2025
Stablecoin
STABLECOIN

NOTE 6. STABLECOIN

At September 30, 2025 and March 31, 2025, the Company’s stablecoin holdings were comprised of the following (in thousands):

	September 30,
	2025
	(Unaudited)	March 31, 2025
USDC	$3,063	–
USDT	10	$–
Total stablecoins	$3,073	$–

At September 30, 2025, stablecoins totaling $3.1 million were managed under the Alpha Sigma Capital asset management agreement.

The following table summarizes the Company’s stablecoin purchases, contributions, uses in the course of business, and sales for the three and six months ended September 30, 2025:

Three and six months ended
September 30,
2025 (unaudited)
	USDC	USDT	Total
Stablecoins value as of April 1	$–	$–	$–
Stablecoin purchases	–	–	–
Contribution of stablecoins	–	–	–
Stablecoins used to settle operating costs	–	–	–
Stablecoins sold	–	–	–
Stablecoins value as of June 30	$–	$–	$–
Stablecoin purchases	–	–	–
Contribution of stablecoins	5,412	10	5,422
Stablecoins used to settle operating costs	(2,349)	–	(2,349)
Stablecoins sold	–	–	–
Stablecoins value as of September 30	$3,063	$10	$3,073

The Company did not hold or transact stablecoins during the three and six months ended September 30, 2024.

The Company’s stablecoins are a digital asset intended to maintain a stable value by tracking the U.S. dollar on a 1:1 basis. Stablecoins are held for use in business operations and not for the purpose of potential asset appreciation and is therefore classified as a current asset within the Condensed consolidated statements of financial position.